Schedule of Investments

November 30, 2022

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–165.93%(a)
Alabama–2.32%
Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB(b)	5.00%	11/15/2046	$ 3,630	$3,699,223

Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	185	164,137

Birmingham (City of), AL Water Works Board; Series 2016 B, Ref. RB(c)(d)	5.00%	01/01/2027	940	1,022,810

Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (Acquired 12/17/2007-12/18/2007; Cost $1,655,986)(e)(f)	5.50%	01/01/2043	1,900	1,206,500

Lower Alabama Gas District (The); Series 2016 A, RB	5.00%	09/01/2046	1,030	1,062,196

Southeast Energy Authority A Cooperative District (No. 2); Series 2021 B, RB(d)	4.00%	12/01/2031	1,115	1,073,363

Southeast Energy Authority A Cooperative District (No. 3); Series 2022 A-1, RB(d)	5.50%	12/01/2029	1,050	1,116,534

Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR(g)	5.25%	05/01/2044	615	510,672

				9,855,435

Alaska–0.06%
Northern Tobacco Securitization Corp.; Series 2021 A-1, Ref. RB	4.00%	06/01/2050	310	264,357

Arizona–2.02%
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	1,870	1,893,038

Arizona (State of) Industrial Development Authority; Series 2019-2A, Revenue Ctfs.	3.63%	05/20/2033	789	759,684

Arizona (State of) Industrial Development Authority (Master Academy of Nevada - Bonanza Capmus); Series 2020 A, RB(g)	5.00%	12/15/2040	185	178,601

Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2029	820	800,245

Series 2017, Ref. RB	5.00%	11/15/2045	665	560,092

Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2019, Ref. RB(g)	5.00%	07/01/2054	165	147,282

Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB(g)	6.50%	07/01/2034	380	390,809

Pima (County of), AZ Industrial Development Authority (American Leadership Academy); Series 2019, Ref. RB(g)	5.00%	06/15/2052	270	237,223

Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB(g)	5.38%	07/01/2052	885	805,403

Pima (County of), AZ Industrial Development Authority (Tucson Medical Center); Series 2021, Ref. RB	3.00%	04/01/2051	1,155	823,873

Salt Verde Financial Corp.;
Series 2007, RB	5.00%	12/01/2032	580	609,106

Series 2007, RB	5.00%	12/01/2037	1,350	1,397,263

				8,602,619

Arkansas–0.11%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2044	460	459,364

California–17.34%
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, RB(b)(c)(d)(h)	5.00%	04/01/2027	1,890	2,081,374

Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds(i)	0.00%	08/01/2028	900	752,187

California (State of);
Series 2013, GO Bonds	5.00%	04/01/2037	1,350	1,357,601

Series 2013, Ref. GO Bonds	5.25%	09/01/2030	2,000	2,040,337

Series 2020, GO Bonds (INS - BAM)(j)	3.00%	11/01/2050	1,750	1,350,043

Series 2022, GO Bonds	5.25%	09/01/2047	1,125	1,276,567

Series 2022, Ref. GO Bonds	4.00%	04/01/2042	2,395	2,437,020

California (State of) Community Housing Agency (Annadel Apartments); Series 2019 A, RB(g)	5.00%	04/01/2049	625	534,681

California (State of) Health Facilities Financing Authority (PIH Health); Series 2020 A, RB	4.00%	06/01/2050	3,125	2,924,521

See accompanying notes which are an integral part of this schedule.

                             Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Housing Finance Agency;
Series 2019 A-2, RB	4.00%	03/20/2033	$ 357	$347,364

Series 2021 A, RB	3.25%	08/20/2036	236	203,956

Series 2021-1A, Revenue Ctfs.	3.50%	11/20/2035	610	550,307

California (State of) Municipal Finance Authority (Bella Mente Montessori Academy); Series 2018 A, RB(g)	5.00%	06/01/2048	145	128,600

California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB	5.00%	05/15/2037	1,000	1,014,878

California (State of) Municipal Finance Authority (Green Bonds); Series 2021, RB (INS - BAM)(j)	4.00%	05/15/2046	500	473,865

California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(k)	5.00%	12/31/2036	1,245	1,276,990

Series 2018 A, RB(k)	5.00%	12/31/2047	1,500	1,508,764

California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(k)	4.00%	07/15/2029	1,240	1,203,541

California (State of) Municipal Finance Authority (William Jessup University); Series 2019, Ref. RB(g)	5.00%	08/01/2039	185	173,824

California (State of) Pollution Control Finance Authority;
Series 2012, RB(g)(k)	5.00%	07/01/2027	840	840,390

Series 2012, RB(g)(k)	5.00%	07/01/2030	1,215	1,215,346

Series 2012, RB(g)(k)	5.00%	07/01/2037	2,685	2,633,156

California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	655	659,683

Series 2016 A, RB(g)	5.00%	12/01/2041	1,030	1,030,240

Series 2016 A, RB(g)	5.25%	12/01/2056	750	746,991

California (State of) Tobacco Securitization Agency; Series 2020 A, Ref. RB	4.00%	06/01/2038	275	258,954

California (State of) Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, RB(i)	0.00%	06/01/2055	8,390	717,913

California (State of) Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2020 B-1, Ref. RB	5.00%	06/01/2049	80	80,030

Series 2020 B-2, Ref. RB(i)	0.00%	06/01/2055	1,245	226,849

California State University;
Series 2019 A, RB	5.00%	11/01/2044	1,850	1,995,486

Series 2019 A, RB(b)(h)	5.00%	11/01/2049	8,175	8,760,970

Cambrian School District; Series 2022, GO Bonds	4.00%	08/01/2052	1,735	1,664,715

CSCDA Community Improvement Authority (Jefferson-Anaheim Social Bonds); Series 2021 A, RB(g)	3.13%	08/01/2056	625	415,322

CSCDA Community Improvement Authority (Social Bonds);
Series 2021 A-2, RB(g)	4.00%	09/01/2056	625	476,441

Series 2021, RB(g)	4.00%	08/01/2056	375	286,865

Daly (City of), CA Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. RB	6.50%	12/15/2047	375	370,423

Foothill-Eastern Transportation Corridor Agency; Series 2015, Ref. RB (INS - AGM)(i)(j)	0.00%	01/15/2034	3,145	2,051,713

Glendale Community College District; Series 2020 B, GO Bonds	4.00%	08/01/2050	600	592,943

Golden State Tobacco Securitization Corp.;
Series 2013 A, RB(c)(d)	5.00%	06/01/2023	1,050	1,063,601

Series 2015, Ref. RB(c)(d)	5.00%	06/01/2025	1,350	1,433,541

Series 2015, Ref. RB(c)(d)	5.00%	06/01/2025	1,650	1,752,105

Series 2021 B-2, Ref. RB(i)	0.00%	06/01/2066	2,155	232,013

Los Angeles (City of), CA Department of Airports; Series 2019 A, Ref. RB(k)	5.00%	05/15/2034	680	726,094

Los Angeles (City of), CA Department of Airports (Green Bonds); Series 2022 G, RB(k)	5.50%	05/15/2037	600	671,339

Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2019, RB(k)	5.00%	05/15/2037	2,315	2,434,357

Los Angeles (City of), CA Department of Water & Power; Series 2020 B, Ref. RB	5.00%	07/01/2050	1,740	1,879,363

Montebello Unified School District; Series 2022 B, GO Bonds (INS - AGM)(j)	5.00%	08/01/2050	930	999,410

M-S-R Energy Authority; Series 2009 B, RB	6.50%	11/01/2039	2,095	2,541,893

Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds(l)	6.25%	08/01/2043	1,500	1,353,718

Regents of the University of California Medical Center; Series 2022 P, RB(b)(h)	4.00%	05/15/2053	4,065	3,835,564

Sacramento (City of), CA Unified School District (Election of 2020);
Series 2022 A, GO Bonds (INS - BAM)(j)	5.50%	08/01/2047	980	1,101,019

Series 2022 A, GO Bonds (INS - BAM)(j)	5.50%	08/01/2052	1,190	1,330,436

San Diego (County of), CA Regional Airport Authority; Series 2021 A, RB	5.00%	07/01/2056	1,500	1,564,181

See accompanying notes which are an integral part of this schedule.

                             Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2019 E, RB(k)	5.00%	05/01/2037	$ 500	$524,198

Series 2019 E, RB(k)	5.00%	05/01/2050	1,760	1,793,294

Series 2021 A, Ref. RB(k)	5.00%	05/01/2036	450	479,912

Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, RB	5.50%	09/01/2032	505	511,327

Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(i)	0.00%	06/01/2041	2,605	896,613

				73,784,828

Colorado–5.87%
Arkansas River Power Authority; Series 2006, RB(c)	5.88%	10/01/2026	760	808,107

Aurora Highlands Community Authority Board; Series 2021 A, Ref. RB	5.75%	12/01/2051	620	551,939

Belford North Metropolitan District; Series 2020 A, GO Bonds	5.50%	12/01/2050	780	680,415

Centerra Metropolitan District No. 1; Series 2022, RB	6.50%	12/01/2053	500	500,307

Centerra Metropolitan District No. 1 (In the City of Loveland);
Series 2017, RB(g)	5.00%	12/01/2047	1,260	1,135,353

Series 2020 A, Ref. GO Bonds	5.00%	12/01/2051	500	427,394

Colorado (State of) Health Facilities Authority (Adventhealth Obligated Group); Series 2021 A, Ref. RB	4.00%	11/15/2050	555	510,307

Colorado (State of) Health Facilities Authority (CommonSpirit Health);
Series 2019 A-2, Ref. RB	5.00%	08/01/2044	2,745	2,782,080

Series 2019 A-2, Ref. RB(b)(h)	5.00%	08/01/2044	935	947,630

Series 2019 A-2, Ref. RB	4.00%	08/01/2049	1,245	1,040,096

Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The)); Series 2017, Ref. RB(c)(d)	5.00%	06/01/2027	435	473,105

Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, RB	5.30%	07/01/2037	525	422,008

Colorado (State of) Science and Technology Park Metropolitan District No. 1; Series 2018, RB	5.00%	12/01/2033	500	488,607

Colorado Crossing Metropolitan District No. 2; Series 2020 A-1, Ref. GO Bonds	5.00%	12/01/2047	500	433,141

Denver (City & County of), CO;
Series 2018 A, RB(b)(k)	5.25%	12/01/2048	1,315	1,358,242

Series 2018 A, Ref. RB(k)	5.25%	12/01/2048	1,185	1,223,967

Series 2018 A-2, RB(i)	0.00%	08/01/2033	1,700	1,109,959

Series 2022 A, RB(k)	5.50%	11/15/2035	650	727,475

Series 2022 A, RB(k)	5.50%	11/15/2042	1,000	1,087,928

Series 2022 A, RB(k)	5.00%	11/15/2047	1,505	1,552,817

Series 2022 A, RB(k)	5.50%	11/15/2053	460	490,651

Great Western Metropolitan District; Series 2020, Ref. GO Bonds	4.75%	12/01/2050	340	286,128

Jefferson (County of), CO Center Metropolitan District No. 1; Series 2020 B, Ref. RB	5.75%	12/15/2050	675	637,246

Johnstown Plaza Metropolitan District; Series 2022, Ref. GO Bonds	4.25%	12/01/2046	610	483,920

Mulberry Metropolitan District No. 2; Series 2022, RB	7.00%	12/01/2034	565	572,480

Neu Town Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	530	495,248

North Range Metropolitan District No. 3; Series 2020 A, GO Bonds	5.00%	12/01/2040	500	439,914

Rampart Range Metropolitan District No. 5; Series 2021, RB	4.00%	12/01/2051	500	337,590

Sky Ranch Community Authority Board; Series 2022 A, GO Bonds	5.75%	12/01/2052	500	458,130

Village Metropolitan District (The); Series 2020, Ref. GO Bonds	5.00%	12/01/2040	550	519,131

White Buffalo Metropolitan District No. 3; Series 2020, GO Bonds	5.50%	12/01/2050	500	452,483

Windler Public Improvement Authority;
Series 2021 A-1, RB	4.13%	12/01/2051	1,000	652,741

Series 2021 A-2, RB(l)	4.50%	12/01/2041	1,535	870,289

				24,956,828

District of Columbia–1.94%
District of Columbia; Series 2022 A, RB	5.00%	07/01/2047	1,260	1,385,929

District of Columbia (Provident Group - Howard Properties LLC); Series 2013, RB	5.00%	10/01/2045	515	490,712

District of Columbia Water & Sewer Authority (Green Bonds); Series 2022 C-1, RB	4.00%	10/01/2051	1,250	1,218,689

Metropolitan Washington Airports Authority;
Series 2017, Ref. RB(k)	5.00%	10/01/2042	2,005	2,052,405

Series 2021 A, Ref. RB(k)	4.00%	10/01/2039	2,100	2,019,510

Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2019 B, Ref. RB	4.00%	10/01/2049	1,245	1,085,304

				8,252,549

See accompanying notes which are an integral part of this schedule.

                             Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–9.51%
Alachua (County of), FL Health Facilities Authority (Terraces at Bonita Springs);
Series 2022 A, Ref. RB(g)	5.00%	11/15/2061	$ 1,075	$735,031

Series 2022 B, RB(g)	6.50%	11/15/2033	100	86,926

Brevard (County of), FL Health Facilities Authority (Health First Obligated Group); Series 2022 A, Ref. RB	4.00%	04/01/2052	370	326,369

Broward (County of), FL;
Series 2013 C, RB(c)(d)	5.25%	10/01/2023	1,900	1,942,284

Series 2017, RB(b)(h)(k)	5.00%	10/01/2047	1,935	1,954,017

Series 2019 B, RB(k)	4.00%	09/01/2044	625	559,500

Series 2022 A, RB	4.00%	10/01/2047	4,100	3,975,190

Broward (County of), FL (Convention Center Expansion); Series 2021, RB	4.00%	09/01/2047	2,500	2,272,739

Cape Coral (City of), FL Health Facilities Authority (Gulf Care, Inc.); Series 2015, Ref. RB(g)	6.00%	07/01/2050	190	172,259

Central Florida Expressway Authority; Series 2019 B, RB(b)(h)	5.00%	07/01/2049	1,775	1,856,845

Collier (County of), FL Industrial Development Authority (The Arlington of Naples); Series 2014 A, RB (Acquired 12/16/2013; Cost $976,983)(e)(f)(g)	7.75%	05/15/2035	1,000	640,000

Davie (Town of), FL (Nova Southeastern University); Series 2013 A, RB(c)(d)	6.00%	04/01/2023	1,100	1,112,749

Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	2,255	2,255,306

Florida Development Finance Corp.; Series 2022 A, Ref. RB(d)(g)(k)	7.25%	10/03/2023	625	621,133

Florida Development Finance Corp. (Green Bonds); Series 2019 B, RB(g)(k)	7.38%	01/01/2049	490	436,944

Greater Orlando Aviation Authority;
Series 2017 A, RB(k)	5.00%	10/01/2052	800	804,187

Series 2019 A, RB(k)	4.00%	10/01/2044	1,750	1,619,900

Lake (County of), FL (Lakeside at Waterman Village);
Series 2020 A, Ref. RB	5.50%	08/15/2040	485	434,849

Series 2020 A, Ref. RB	5.75%	08/15/2050	210	183,574

Series 2020 A, Ref. RB	5.75%	08/15/2055	790	676,162

Lee (County of), FL;
Series 2021 B, RB(k)	5.00%	10/01/2034	775	829,979

Series 2022, RB	5.25%	08/01/2049	3,125	3,372,846

Miami (City of) & Dade (County of), FL School Board; Series 2022 A, GO Bonds (INS - BAM)(j)	5.00%	03/15/2052	1,485	1,598,499

Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2039	710	714,407

Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB	5.00%	04/01/2053	2,890	2,978,971

Miami-Dade (County of), FL Expressway Authority; Series 2010 A, RB	5.00%	07/01/2040	1,000	1,000,062

Osceola (County of), FL;
Series 2020 A-2, Ref. RB(i)	0.00%	10/01/2051	1,200	226,352

Series 2020 A-2, Ref. RB(i)	0.00%	10/01/2052	335	59,459

Series 2020 A-2, Ref. RB(i)	0.00%	10/01/2053	335	56,111

Series 2020 A-2, Ref. RB(i)	0.00%	10/01/2054	285	45,048

Palm Beach (County of), FL Health Facilities Authority; Series 2020, RB	5.00%	06/01/2055	375	334,339

Palm Beach (County of), FL Health Facilities Authority (BRRH Corp. Obligated Group); Series 2014, Ref. RB(c)(d)	5.00%	12/01/2024	1,125	1,173,229

Putnam (County of), FL Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	625	668,968

Reunion East Community Development District; Series 2005, RB(e)(m)	5.80%	05/01/2036	197	2

Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2022, RB	4.00%	07/01/2052	1,250	1,128,358

South Carolina (State of) Jobs-Economic Development Authority (South Broward Hospital District Obligated Group); Series 2021 A, RB	3.00%	05/01/2051	620	446,764

Sterling Hill Community Development District; Series 2003 A, RB(m)(n)	6.20%	05/01/2035	828	446,936

Sumter (County of), FL Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, RB	5.25%	07/01/2044	1,000	1,004,225

Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	1,010	1,014,304

Tampa (City of), FL; Series 2020 A, RB(i)	0.00%	09/01/2049	2,510	696,577

				40,461,400

Georgia–3.22%
Augusta (City of), GA Development Authority; Series 2018, RB	4.00%	07/01/2038	2,265	1,792,991

Brookhaven Development Authority;
Series 2020, RB(b)(h)	4.00%	07/01/2044	845	831,771

Series 2020, RB(b)(h)	4.00%	07/01/2049	8,720	8,374,027

See accompanying notes which are an integral part of this schedule.

                             Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Gainesville (City of) & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.); Series 2021 A, RB	3.00%	02/15/2051	$ 370	$255,116

Georgia (State of) Municipal Electric Authority of Georgia (Plant Vogtle Units 3 & 4); Series 2021 A, Ref. RB	4.00%	01/01/2051	645	552,076

Main Street Natural Gas, Inc.;
Series 2021 A, RB(d)	4.00%	09/01/2027	1,000	1,002,290

Series 2021 C, RB(d)	4.00%	12/01/2028	925	904,465

				13,712,736

Hawaii–1.36%
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2013 A, Ref. RB(c)	5.50%	07/01/2043	2,500	2,524,333

Honolulu (City & County of), HI; Series 2012 A, GO Bonds	5.00%	11/01/2036	1,000	1,001,826

Honolulu (City & County of), HI Wastewater System Revenue; Series 2015 A, RB(b)	5.00%	07/01/2031	2,160	2,270,683

				5,796,842

Idaho–0.34%
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.);
Series 2017 A, Ref. RB	5.00%	11/15/2032	265	233,351

Series 2017 A, Ref. RB	5.25%	11/15/2037	370	311,762

Spring Valley Community Infrastructure District No. 1; Series 2021, RB(g)	3.75%	09/01/2051	1,245	900,356

				1,445,469

Illinois–17.08%
Bartlett (Village of), IL (Quarry Redevelopment); Series 2007, Ref. RB	5.60%	01/01/2023	285	285,148

Bolingbrook (Village of), IL; Series 1999 C, Ref. GO Bonds (INS - NATL)(i)(j)	0.00%	01/01/2029	1,710	1,361,828

Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2037	795	801,293

Series 2005 D, Ref. GO Bonds	5.50%	01/01/2040	325	327,329

Series 2007 E, Ref. GO Bonds	5.50%	01/01/2042	260	261,865

Series 2012, RB	5.00%	01/01/2042	2,585	2,585,038

Series 2014, RB	5.00%	11/01/2044	665	665,933

Series 2014, Ref. RB(c)(d)	5.00%	01/01/2024	890	911,726

Series 2015 A, GO Bonds	5.50%	01/01/2033	2,590	2,615,445

Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	1,550	1,611,703

Chicago (City of), IL (O’Hare International Airport);
Series 2013, RB	5.75%	01/01/2038	1,900	1,902,460

Series 2015 C, RB(k)	5.00%	01/01/2046	645	645,251

Series 2017 D, RB	5.25%	01/01/2042	1,035	1,069,868

Series 2017 D, RB	5.00%	01/01/2052	1,100	1,116,752

Series 2022 A, RB (INS - AGM)(j)(k)	5.50%	01/01/2053	1,045	1,098,797

Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2046	475	448,391

Series 2018 A, Ref. GO Bonds (INS - AGM)(j)	5.00%	12/01/2032	535	557,919

Series 2018 A, Ref. GO Bonds	5.00%	12/01/2034	520	519,086

Series 2018 C, Ref. GO Bonds	5.00%	12/01/2022	750	750,000

Chicago (City of), IL Metropolitan Water Reclamation District (Green Bonds); Series 2021 A, GO Bonds	4.00%	12/01/2051	1,035	943,742

Chicago (City of), IL Midway International Airport;
Series 2013 A, Ref. RB(k)	5.50%	01/01/2031	2,600	2,602,949

Series 2014 A, Ref. RB(k)	5.00%	01/01/2041	950	951,121

Chicago (City of), IL Transit Authority; Series 2014, RB	5.00%	12/01/2044	2,590	2,628,805

Chicago Park District; Series 2020 C, GO Bonds (INS - BAM)(j)	4.00%	01/01/2042	1,485	1,395,229

Cook (County of), IL; Series 2021 A, Ref. RB	4.00%	11/15/2039	390	390,164

See accompanying notes which are an integral part of this schedule.

                             Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of);
Series 2013, GO Bonds (INS - AGM)(j)	5.25%	07/01/2029	$ 1,660	$1,674,960

Series 2014, GO Bonds	5.25%	02/01/2034	1,050	1,061,950

Series 2014, GO Bonds	5.00%	05/01/2035	355	357,824

Series 2014, GO Bonds	5.00%	05/01/2036	850	856,001

Series 2016, GO Bonds	5.00%	11/01/2036	895	910,686

Series 2017 C, GO Bonds	5.00%	11/01/2029	195	203,300

Series 2017 D, GO Bonds	5.00%	11/01/2024	115	118,048

Series 2017 D, GO Bonds	5.00%	11/01/2026	1,880	1,955,614

Series 2018 A, GO Bonds	6.00%	05/01/2027	575	622,846

Series 2018 A, GO Bonds	5.00%	05/01/2030	935	978,160

Series 2020, GO Bonds	5.50%	05/01/2039	1,040	1,097,803

Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB(c)(d)	5.00%	09/01/2024	1,100	1,143,459

Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB(k)	8.00%	06/01/2032	270	270,230

Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2040	45	38,855

Series 2019 A, Ref. RB	5.00%	11/01/2049	910	733,579

Illinois (State of) Finance Authority (Mercy Health Corp.); Series 2016, Ref. RB	5.00%	12/01/2046	2,005	2,012,779

Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2016, RB	5.13%	05/15/2060	992	716,347

Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	933,169

Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	1,570	1,584,360

Illinois (State of) Finance Authority (Three Crowns Park);
Series 2017, Ref. RB	5.00%	02/15/2032	155	151,967

Series 2017, Ref. RB	5.25%	02/15/2037	145	142,286

Series 2017, Ref. RB	5.25%	02/15/2047	620	581,240

Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002, RB (INS - AGM)(i)(j)	0.00%	12/15/2029	2,100	1,585,758

Series 2015 A, RB	5.50%	06/15/2053	4,500	4,563,678

Illinois (State of) Municipal Electric Agency; Series 2015 A, Ref. RB	4.00%	02/01/2035	1,510	1,511,430

Illinois (State of) Regional Transportation Authority;
Series 2000, RB (INS - NATL)(j)	6.50%	07/01/2030	1,685	1,978,333

Series 2002 A, RB (INS - NATL)(j)	6.00%	07/01/2029	860	1,025,686

Series 2018 B, RB	5.00%	06/01/2040	1,730	1,880,358

Illinois (State of) Sports Facilities Authority;
Series 2014, Ref. RB (INS - AGM)(j)	5.25%	06/15/2031	920	943,729

Series 2014, Ref. RB (INS - AGM)(j)	5.25%	06/15/2032	840	861,159

Illinois (State of) Toll Highway Authority;
Series 2013 A, RB(b)	5.00%	01/01/2038	3,125	3,128,503

Series 2014 C, RB(b)	5.00%	01/01/2039	3,760	3,849,139

Series 2015 A, RB(b)	5.00%	01/01/2040	1,500	1,540,820

Sales Tax Securitization Corp.; Series 2018 A, RB(b)	5.00%	01/01/2048	3,135	3,208,799

				72,670,697

Indiana–2.29%
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013 A, RB(c)(d)(k)	5.00%	07/01/2023	500	506,096

Series 2013 A, RB(c)(d)(k)	5.00%	07/01/2023	440	445,365

Series 2013, RB(c)(d)(k)	5.00%	07/01/2023	2,940	2,975,847

Indiana (State of) Finance Authority (Ohio Valley Electrical Corp.); Series 2012 A, RB	4.25%	11/01/2030	1,555	1,514,105

Indiana (State of) Health Facility Financing Authority; Series 1992 C, Ref. RB(c)	7.38%	07/01/2023	660	676,963

Indiana (State of) Municipal Power Agency; Series 2013 A, RB(c)(d)	5.25%	07/01/2023	1,000	1,015,654

Indianapolis Local Public Improvement Bond Bank; Series 2019, Ref. RB(k)	5.00%	01/01/2027	990	1,048,124

Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB(k)	6.75%	01/01/2034	1,500	1,539,607

				9,721,761

Iowa–1.45%
Iowa (State of) Board of Regents (University of Iowa Hospital & Clinics); Series 2022 B, RB	3.00%	09/01/2056	1,210	860,261

Iowa (State of) Finance Authority (Alcoa, Inc.); Series 2012, RB	4.75%	08/01/2042	310	282,597

Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2022, Ref. RB(d)	5.00%	12/01/2042	2,050	1,982,083

See accompanying notes which are an integral part of this schedule.

                             Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–(continued)
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2016, RB	5.00%	05/15/2041	$ 375	$332,335

Iowa (State of) Tobacco Settlement Authority; Series 2021 B-1, Ref. RB	4.00%	06/01/2049	1,345	1,337,597

PEFA, Inc.; Series 2019, RB(d)	5.00%	09/01/2026	1,345	1,378,095

				6,172,968

Kansas–0.29%
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, RB(c)(d)	5.75%	07/01/2023	1,215	1,237,497

Kentucky–2.35%
Henderson (City of), KY (Pratt Paper LLC); Series 2022 A, RB(g)(k)	4.70%	01/01/2052	500	442,923

Kentucky (Commonwealth of) Economic Development Finance Authority (Catholic Health Initiatives); Series 2011 B, RB (SIFMA Municipal Swap Index + 1.40%)(d)(o)	3.25%	02/01/2025	530	531,073

Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGM)(j)	5.00%	12/01/2047	395	395,118

Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2040	1,515	1,519,716

Series 2015 A, RB	5.00%	01/01/2045	255	252,981

Kentucky (Commonwealth of) Economic Development Finance Authority (Owensboro Health, Inc.);
Series 2017 A, Ref. RB	5.25%	06/01/2041	945	962,683

Series 2017 A, Ref. RB	5.00%	06/01/2045	775	778,105

Kentucky (Commonwealth of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, RB(c)(d)	5.75%	07/01/2023	1,000	1,015,025

Kentucky Bond Development Corp.; Series 2020, RB (INS - BAM)(b)(h)(j)	5.00%	09/01/2044	2,860	3,077,365

Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB	5.50%	10/01/2033	1,000	1,016,501

				9,991,490

Louisiana–1.11%
Louisiana (State of) Energy & Power Authority (LEPA Unit No. 1); Series 2013 A, RB(c)(d)	5.25%	06/01/2023	2,000	2,027,068

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (St. John the Baptist); Series 2019, RB(g)	3.90%	11/01/2044	665	496,600

New Orleans (City of), LA Aviation Board; Series 2015 A, RB	5.00%	01/01/2045	925	933,878

New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System); Series 2018 A, RB (INS - AGM)(j)	5.00%	10/01/2043	335	350,249

Tobacco Settlement Financing Corp.; Series 2013 A, Ref. RB	5.25%	05/15/2033	905	923,908

				4,731,703

Maryland–2.03%
Brunswick (City of), MD (Brunswick Crossing); Series 2019, RB	5.00%	07/01/2036	285	286,779

Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	590	596,750

Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB(c)(d)	5.00%	07/01/2024	1,205	1,248,310

Maryland (State of) Health & Higher Educational Facilities Authority (Stevenson University); Series 2021 A, Ref. RB	4.00%	06/01/2041	375	335,408

Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC - TD Bank N.A.)(p)(q)	1.35%	07/01/2041	4,400	4,400,000

Maryland Economic Development Corp. (Green Bonds); Series 2022, RB(k)	5.25%	06/30/2052	710	737,286

Prince Georges (County of), MD (Collington Episcopal Life Care Community, Inc.); Series 2017, Ref. RB	5.00%	04/01/2029	690	663,514

Rockville (City of), MD (Ingleside at King Farm); Series 2017 B, RB	5.00%	11/01/2047	405	350,611

				8,618,658

Massachusetts–1.03%
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	2,525	2,546,365

Massachusetts (Commonwealth of) Development Finance Agency (Milford Regional Medical Center); Series 2020, Ref. RB(g)	5.00%	07/15/2036	235	236,021

Massachusetts (Commonwealth of) Port Authority;
Series 2019 A, Ref. RB(k)	5.00%	07/01/2036	740	786,472

Series 2021 E, RB(k)	5.00%	07/01/2046	790	823,662

				4,392,520

See accompanying notes which are an integral part of this schedule.

                             Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–4.12%
Academy of Warren; Series 2020 A, RB(g)	5.50%	05/01/2050	$ 250	$199,695

Detroit (City of), MI Downtown Development Authority; Series 2018 A, Ref. RB (INS - AGM)(b)(h)(j)	5.00%	07/01/2043	1,590	1,597,332

Lakeview Public School District; Series 2022, GO Bonds	3.00%	11/01/2034	240	218,758

Michigan (State of) Building Authority (Facilities Program); Series 2016 I, RB(b)	5.00%	04/15/2041	2,190	2,277,038

Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center); Series 2018, RB	5.00%	11/01/2043	615	646,657

Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-3, RB (INS - AGM)(j)	5.00%	07/01/2031	2,500	2,574,947

Series 2014 C-6, Ref. RB	5.00%	07/01/2033	475	487,388

Series 2014 D-4, Ref. RB	5.00%	07/01/2029	475	489,240

Series 2015, RB	5.00%	07/01/2035	970	998,975

Michigan (State of) Finance Authority (Henry Ford Health System); Series 2019 A, RB	5.00%	11/15/2048	1,000	1,015,966

Michigan (State of) Finance Authority (Landmark Academy);
Series 2020, Ref. RB	5.00%	06/01/2035	125	116,618

Series 2020, Ref. RB	5.00%	06/01/2045	360	312,276

Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. RB(c)(d)	5.00%	06/01/2024	1,740	1,802,030

Michigan (State of) Finance Authority (Trinity Health Credit Group); Series 2017 MI, RB(b)(c)(h)	5.00%	12/01/2046	2,965	3,010,527

Michigan (State of) Strategic Fund (Green Bonds); Series 2021, RB(d)(k)	4.00%	10/01/2026	1,270	1,228,298

Michigan (State of) Strategic Fund (I-75 Improvement Project); Series 2018, RB(k)	5.00%	06/30/2030	545	557,959

				17,533,704

Minnesota–0.24%
Bethel (City of), MN (Spectrum High School); Series 2017 A, Ref. RB	4.25%	07/01/2047	400	305,117

Duluth (City of), MN Economic Development Authority (Essentia Health Obligated Group); Series 2018, Ref. RB	5.00%	02/15/2048	440	444,462

St. Paul (City of), MN Housing & Redevelopment Authority (Hope Community Academy); Series 2020, RB	5.00%	12/01/2055	315	256,911

				1,006,490

Mississippi–0.39%
Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 2021, RB	2.38%	06/01/2044	830	550,839

West Rankin Utility Authority; Series 2018, RB(c)(d)	5.00%	01/01/2028	1,010	1,116,377

				1,667,216

Missouri–2.55%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/2027	800	802,109

Series 2011 A, Ref. RB	5.50%	09/01/2028	1,670	1,674,402

Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport);
Series 2019 B, RB(k)	5.00%	03/01/2046	3,555	3,608,453

Series 2019 B, RB (INS - AGM)(j)(k)	5.00%	03/01/2049	745	759,738

Series 2019 B, RB(k)	5.00%	03/01/2054	860	863,803

Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. RB	5.25%	05/15/2050	385	317,803

Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2019, Ref. RB	5.00%	02/01/2048	245	224,962

Missouri (State of) Health & Educational Facilities Authority (St. Louis College of Pharmacy); Series 2013, RB(c)	5.25%	05/01/2033	1,175	1,187,780

St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.00%	09/01/2038	1,565	1,427,677

				10,866,727

Nebraska–0.72%
Central Plains Energy Project (No. 3);
Series 2017 A, Ref. RB	5.00%	09/01/2034	155	163,930

Series 2017 A, Ref. RB	5.00%	09/01/2042	2,810	2,910,424

				3,074,354

Nevada–0.21%
Las Vegas Valley Water District; Series 2022 A, GO Bonds	4.00%	06/01/2044	895	892,450

See accompanying notes which are an integral part of this schedule.

                             Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Hampshire–0.48%
New Hampshire (State of) Business Finance Authority;
Series 2020-1A, RB	4.13%	01/20/2034	$ 1	$925

Series 2022-1, Class A	4.38%	09/20/2036	1,248	1,195,831

New Hampshire (State of) Health and Education Facilities Authority; Series 2020 A, RB	5.00%	08/01/2059	820	853,121

				2,049,877

New Jersey–5.71%
New Jersey (State of) Economic Development Authority; Series 2004 A, RB (INS - BHAC)(b)(j)	5.25%	07/01/2026	6,625	7,124,697

New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.); Series 1999, RB(k)	5.13%	09/15/2023	175	175,447

New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC); Series 2017, Ref. RB(k)	5.00%	10/01/2047	715	702,967

New Jersey (State of) Economic Development Authority (Social Bonds); Series 2021, RB	4.00%	06/15/2040	1,180	1,114,780

New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB(k)	5.38%	01/01/2043	2,000	2,003,642

New Jersey (State of) Health Care Facilities Financing Authority (Inspira Health Obligated Group); Series 2017, RB	4.00%	07/01/2047	1,940	1,796,407

New Jersey (State of) Transportation Trust Fund Authority;
Series 2014, RB	5.00%	06/15/2030	685	745,248

Series 2015 AA, RB	5.25%	06/15/2033	1,150	1,195,504

Series 2016 A-1, RN	5.00%	06/15/2028	770	812,795

Series 2018 A, Ref. RB	5.00%	12/15/2032	925	997,406

Series 2018 A, RN(b)(h)	5.00%	06/15/2029	1,190	1,254,318

Series 2018 A, RN(b)(h)	5.00%	06/15/2030	405	426,457

Series 2018 A, RN(b)(h)	5.00%	06/15/2031	565	593,421

Series 2021 A, Ref. RB	5.00%	06/15/2033	370	407,694

Series 2022, RB	5.25%	06/15/2046	1,070	1,129,022

Salem (County of), NJ Pollution Control Financing Authority (Chambers); Series 2014 A, PCR(c)(k)	5.00%	12/01/2023	395	399,604

Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2046	2,195	2,153,353

Series 2018 A, Ref. RB	5.25%	06/01/2046	1,250	1,259,484

				24,292,246

New Mexico–0.06%
Santa Fe (City of), NM (El Castillo Retirement); Series 2019 A, RB	5.00%	05/15/2049	300	249,080

New York–24.91%
Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(g)(k)	5.25%	12/31/2033	200	185,074

Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	2,070	1,973,198

Hudson Yards Infrastructure Corp.;
Series 2017 A, Ref. RB	4.00%	02/15/2044	1,875	1,820,063

Series 2017 A, Ref. RB (INS - AGM)(j)	4.00%	02/15/2047	595	573,641

Metropolitan Transportation Authority;
Series 2013 B, RB	5.00%	11/15/2038	1,425	1,426,725

Series 2016 B, Ref. RB	5.00%	11/15/2037	110	111,460

Subseries 2015 E-1, VRD RB (LOC - Barclays Bank PLC)(p)(q)	1.30%	11/15/2050	7,950	7,950,000

Metropolitan Transportation Authority (Bidding Group 1);
Series 2022 A, RB	4.00%	11/15/2040	1,340	1,282,182

Series 2022 A, RB	4.00%	11/15/2043	2,235	2,108,981

Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-1, RB	5.00%	11/15/2041	1,510	1,496,377

Series 2017 C-1, Ref. RB	5.00%	11/15/2023	450	456,849

Series 2020 A-1, RB (INS - AGM)(j)	4.00%	11/15/2041	1,495	1,408,842

Series 2020 A-1, RB (INS - BAM)(j)	4.00%	11/15/2053	295	261,898

Series 2020 C-1, RB	5.25%	11/15/2055	995	1,004,964

New York & New Jersey (States of) Port Authority;
Series 2020 221, RB(k)	4.00%	07/15/2055	1,750	1,533,701

Two Hundred Seventh Series 2018, Ref. RB(b)(h)(k)	5.00%	09/15/2028	2,460	2,620,052

See accompanying notes which are an integral part of this schedule.

                             Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York (City of), NY;
Series 2020 C, GO Bonds	5.00%	08/01/2043	$ 1,835	$1,975,969

Subseries 2022 B-1, GO Bonds	5.25%	10/01/2047	1,130	1,250,763

Subseries 2022 D-1, GO Bonds(b)	5.25%	05/01/2038	1,015	1,152,868

Subseries 2022 D-1, GO Bonds(b)	5.25%	05/01/2042	1,725	1,924,348

New York (City of), NY Industrial Development Agency (Queens Baseball Stadium); Series 2021 A, Ref. RB (INS - AGM)(j)	3.00%	01/01/2046	1,875	1,399,953

New York (City of), NY Municipal Water Finance Authority;
Series 2013 DD, RB	5.00%	06/15/2035	1,000	1,009,141

Series 2020 BB-1, RB	4.00%	06/15/2050	1,250	1,188,887

New York (City of), NY Transitional Finance Authority; Series 2019 B-1, RB	4.00%	11/01/2045	640	614,012

New York (State of) Dormitory Authority;
Series 2018 A, Ref. RB	5.25%	03/15/2039	925	1,000,891

Series 2018 E, RB(b)	5.00%	03/15/2045	4,260	4,504,995

New York (State of) Dormitory Authority (Bidding Group 3); Series 2017 B, Ref. RB	4.00%	02/15/2044	2,510	2,429,609

New York (State of) Dormitory Authority (General Purpose);
Series 2013 A, RB(c)(d)	5.00%	02/15/2023	7,900	7,942,298

Series 2014 C, RB(b)	5.00%	03/15/2040	4,210	4,296,031

New York (State of) Dormitory Authority (Memorial Sloan Kettering Cancer); Series 2022 1-B, RB	4.00%	07/01/2051	2,725	2,604,339

New York (State of) Mortgage Agency (Social Bonds); Series 2021, RB	3.25%	10/01/2051	500	485,398

New York (State of) Power Authority; Series 2020 A, RB(b)	4.00%	11/15/2045	2,740	2,679,647

New York (State of) Power Authority (Green Bonds); Series 2020, RB(b)	4.00%	11/15/2055	3,130	2,962,418

New York (State of) Thruway Authority;
Series 2019 B, RB	4.00%	01/01/2050	4,030	3,722,004

Series 2019 B, RB (INS - AGM)(b)(h)(j)	4.00%	01/01/2050	1,950	1,826,448

New York (State of) Thruway Authority (Group 3); Series 2021 A-1, Ref. RB	4.00%	03/15/2046	1,850	1,753,635

New York Counties Tobacco Trust IV; Series 2005 A, RB	5.00%	06/01/2045	210	195,772

New York Counties Tobacco Trust VI; Series 2016 A-1, Ref. RB	5.75%	06/01/2043	2,370	2,445,718

New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB(g)	5.00%	11/15/2044	4,375	4,135,290

New York State Urban Development Corp. (Bidding Group 3); Series 2021 A, Ref. RB	4.00%	03/15/2045	2,490	2,400,909

New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2020, Ref. RB(k)	5.25%	08/01/2031	425	435,166

Series 2020, Ref. RB(k)	5.38%	08/01/2036	705	713,997

New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(k)	5.00%	08/01/2026	1,050	1,050,071

Series 2016, Ref. RB(k)	5.00%	08/01/2031	1,000	1,000,011

New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(k)	5.00%	01/01/2031	180	183,103

Series 2018, RB(k)	5.00%	01/01/2033	1,565	1,585,234

Series 2018, RB(k)	5.00%	01/01/2034	1,285	1,296,627

Series 2018, RB(k)	5.00%	01/01/2036	585	587,941

Series 2020, RB(k)	5.00%	10/01/2040	1,495	1,494,897

Series 2020, RB(k)	4.38%	10/01/2045	875	799,879

New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB(k)	5.00%	07/01/2046	2,465	2,448,712

Series 2016 A, RB(k)	5.25%	01/01/2050	2,355	2,362,507

New York Transportation Development Corp. (Terminal 4 JFK International Airport); Series 2022, RB(k)	5.00%	12/01/2038	455	458,550

New York Transportation Development Corp. (Terminal 4 John F. Kennedy International Airport); Series 2022, RB(k)	5.00%	12/01/2036	740	751,051

Onondaga (County of), NY Trust for Cultural Resources (Syracuse University); Series 2019, Ref. RB	4.00%	12/01/2047	1,905	1,806,955

Rockland Tobacco Asset Securitization Corp.; Series 2001, RB	5.75%	08/15/2043	1,295	1,316,388

Triborough Bridge & Tunnel Authority; Series 2022 C, RB	5.00%	05/15/2047	2,205	2,377,411

Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2020 A, RB	5.00%	11/15/2049	565	599,974

Series 2021 A, RB	5.00%	11/15/2056	835	881,158

TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	1,815	1,709,837

				105,974,819

See accompanying notes which are an integral part of this schedule.

                             Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

North Carolina–2.57%
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB(p)	1.40%	01/15/2037	$10,000	$10,000,000

North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB(k)	5.00%	06/30/2054	935	936,406

				10,936,406

North Dakota–0.64%
Ward (County of), ND (Trinity Obligated Group);
Series 2017 C, RB	5.00%	06/01/2043	1,615	1,461,887

Series 2017 C, RB	5.00%	06/01/2048	1,440	1,271,092

				2,732,979

Ohio–5.24%
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	645	652,361

Buckeye Tobacco Settlement Financing Authority;
Series 2020 A-2, Ref. RB	4.00%	06/01/2039	355	331,350

Series 2020 A-2, Ref. RB	4.00%	06/01/2048	4,135	3,602,806

Series 2020 B-2, Ref. RB	5.00%	06/01/2055	5,920	5,432,353

Series 2020 B-3, Ref. RB(i)	0.00%	06/01/2057	6,405	751,215

Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools); Series 2014 A, Ref. RB(g)	6.50%	01/01/2034	900	908,700

Columbus (City of) & Franklin (County of), OH Finance Authority (Easton); Series 2020, RB(g)	5.00%	06/01/2028	535	532,575

Cuyahoga (County of), OH (MetroHealth System); Series 2017, Ref. RB	5.50%	02/15/2052	1,290	1,309,412

Franklin (County of), OH (Nationwide Children’s Hospital); Series 2019, RB	5.00%	11/01/2048	1,010	1,127,958

Hamilton (County of), OH (Cincinnati Children’s Hospital); Series 2019 CC, RB	5.00%	11/15/2049	1,230	1,358,144

Hamilton (County of), OH (Life Enriching Communities); Series 2016, Ref. RB	5.00%	01/01/2046	1,135	1,036,369

Lucas (County of), OH (ProMedica Healthcare System); Series 2018 A, Ref. RB	5.25%	11/15/2048	750	648,244

Montgomery (County of), OH (Trousdale Foundation Properties); Series 2018 A, RB (Acquired 08/29/2018; Cost $1,004,876)(f)(g)	6.00%	04/01/2038	1,025	385,400

Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	690	653,688

Ohio (State of); Series 2020 A, Ref. RB	4.00%	01/15/2050	1,865	1,631,333

Ohio (State of) (Portsmouth Bypass); Series 2015, RB (INS - AGM)(j)(k)	5.00%	12/31/2039	615	623,235

Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.); Series 2014, RB(d)(k)	2.60%	10/01/2029	1,000	892,057

Ohio (State of) Air Quality Development Authority (Pratt Paper LLC); Series 2017, RB(g)(k)	4.25%	01/15/2038	440	410,132

				22,287,332

Oklahoma–2.12%
Edmond Public Works Authority;
Series 2017, RB(b)	5.00%	07/01/2042	2,035	2,176,503

Series 2017, RB(b)	5.00%	07/01/2047	1,985	2,110,100

Oklahoma (State of) Development Finance Authority (OU Medicine);
Series 2018 B, RB	5.50%	08/15/2052	2,825	2,592,173

Series 2018 B, RB	5.50%	08/15/2057	920	835,088

Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing); Series 2017, RB(e)	5.00%	08/01/2052	1,485	1,485

Oklahoma (State of) Water Resources Board; Series 2022 B, RB	5.00%	10/01/2047	1,185	1,305,971

				9,021,320

Oregon–0.08%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa); Series 2020 A, Ref. RB	5.38%	11/15/2055	375	334,633

Pennsylvania–3.45%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	4.00%	04/01/2044	1,540	1,401,744

Coatesville School District; Series 2020 A, GO Bonds (INS - BAM)(i)(j)	0.00%	10/01/2036	500	261,451

Franklin (County of), PA Industrial Development Authority (Menno-Haven, Inc.); Series 2018, Ref. RB	5.00%	12/01/2025	500	485,537

Lancaster (County of), PA Hospital Authority (Penn State Health); Series 2021, RB	5.00%	11/01/2051	510	519,540

Pennsylvania (Commonwealth of) Economic Development Financing Authority (UPMC); Series 2021 A, Ref. RB	4.00%	10/15/2037	690	679,126

See accompanying notes which are an integral part of this schedule.

                             Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Pennsylvania–(continued)
Pennsylvania (Commonwealth of) Turnpike Commission;
Series 2014 A, RB	4.75%	12/01/2037	$ 740	$762,170

Series 2014 A-2, RB(l)	5.13%	12/01/2039	1,000	975,495

Series 2017 B-1, RB	5.25%	06/01/2047	1,750	1,809,498

Series 2019 A, RB	5.00%	12/01/2049	165	171,811

Series 2020 B, RB	5.00%	12/01/2050	445	465,134

Series 2021 A, RB	4.00%	12/01/2050	930	823,687

Philadelphia (City of), PA;
Series 2017 B, Ref. RB(k)	5.00%	07/01/2042	2,345	2,390,119

Series 2017 B, Ref. RB(k)	5.00%	07/01/2047	610	616,481

Series 2021, Ref. RB (INS - AGM)(j)(k)	4.00%	07/01/2046	1,275	1,152,285

Philadelphia (City of), PA Authority for Industrial Development (St. Joseph’s University); Series 2022, RB	5.50%	11/01/2060	1,255	1,303,972

Philadelphia (City of), PA Authority for Industrial Development (String Theory Charter School); Series 2020, Ref. RB(g)	5.00%	06/15/2050	310	274,117

Philadelphia (City of), PA Authority for Industrial Development (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2035	545	570,860

				14,663,027

Puerto Rico–6.37%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	2,575	2,568,570

Series 2002, RB	5.63%	05/15/2043	1,110	1,110,299

Series 2005 A, RB(i)	0.00%	05/15/2050	4,515	782,463

Series 2005 B, RB(i)	0.00%	05/15/2055	2,000	198,265

Series 2008 A, RB(i)	0.00%	05/15/2057	11,190	741,978

Series 2008 B, RB(i)	0.00%	05/15/2057	28,010	1,458,013

Puerto Rico (Commonwealth of);
Series 2021 A-1, GO Bonds	5.25%	07/01/2023	1,408	1,414,128

Series 2021 A-1, GO Bonds	5.63%	07/01/2027	875	896,203

Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (Acquired 04/07/2020-04/28/2020; Cost $1,452,025) (INS - NATL)(f)(j)	5.25%	07/01/2032	1,440	1,438,539

Series 2007 VV, Ref. RB (Acquired 06/27/2018; Cost $557,493) (INS - NATL)(f)(j)	5.25%	07/01/2033	550	548,209

Series 2007 VV, Ref. RB (Acquired 07/19/2018; Cost $507,174) (INS - NATL)(f)(j)	5.25%	07/01/2035	480	475,961

Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 1998 A, RB (INS - NATL)(j)	4.75%	07/01/2038	500	480,803

Series 2007 CC, Ref. RB (INS - AGM)(j)	5.25%	07/01/2033	920	917,897

Series 2007 N, Ref. RB (INS - NATL)(j)	5.25%	07/01/2032	575	574,417

Series 2007 N, Ref. RB (INS - AGC)(j)	5.25%	07/01/2034	900	893,373

Series 2007 N, Ref. RB (INS - AGC)(j)	5.25%	07/01/2036	800	793,375

Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(i)	0.00%	07/01/2027	335	270,005

Series 2018 A-1, RB(i)	0.00%	07/01/2029	785	571,092

Series 2018 A-1, RB(i)	0.00%	07/01/2031	1,830	1,188,492

Series 2018 A-1, RB(i)	0.00%	07/01/2033	650	375,429

Series 2018 A-1, RB(i)	0.00%	07/01/2046	6,175	1,556,255

Series 2018 A-1, RB(i)	0.00%	07/01/2051	8,095	1,523,173

Series 2018 A-1, RB	4.75%	07/01/2053	1,115	1,018,780

Series 2018 A-1, RB	5.00%	07/01/2058	4,215	3,999,237

Series 2019 A-2, RB	4.33%	07/01/2040	1,445	1,309,055

				27,104,011

Rhode Island–0.13%
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2035	530	538,821

South Carolina–1.54%
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB(c)(d)	5.25%	08/01/2023	1,200	1,221,274

See accompanying notes which are an integral part of this schedule.

                             Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

South Carolina–(continued)
South Carolina (State of) Ports Authority;
Series 2015, RB(c)(d)(k)	5.25%	07/01/2025	$ 2,620	$2,761,731

Series 2015, RB(c)(d)(k)	5.25%	07/01/2025	180	189,737

Series 2015, RB(c)(d)(k)	5.25%	07/01/2025	850	895,981

South Carolina (State of) Public Service Authority;
Series 2014 C, Ref. RB	5.00%	12/01/2046	890	892,546

Series 2022 A, RB	4.00%	12/01/2052	675	579,121

				6,540,390

South Dakota–1.06%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2017, Ref. RB	4.00%	07/01/2042	2,225	2,166,161

South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group); Series 2014 B, RB	5.00%	11/01/2044	2,335	2,344,619

				4,510,780

Tennessee–4.19%
Clarksville (City of), TN; Series 2021 A, RB	4.00%	02/01/2051	1,200	1,132,218

Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health Obligated Group); Series 2018 A, Ref. RB	5.00%	07/01/2037	1,345	1,385,663

Johnson City (City of), TN Health & Educational Facilities Board (Mountain States Health Alliance); Series 2000 A, Ref. RB (INS - NATL)(i)(j)	0.00%	07/01/2026	12,525	10,999,157

Memphis (City of) & Shelby (County of), TN Airport Authority; Series 2018, RB(k)	5.00%	07/01/2043	885	900,347

Metropolitan Nashville Airport Authority (The); Series 2019 B, RB(k)	5.00%	07/01/2054	430	434,972

Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Lipscomb University); Series 2019 A, Ref. RB	5.00%	10/01/2037	1,000	1,023,588

Tennessee Energy Acquisition Corp.; Series 2021 A, RB(d)	5.00%	11/01/2031	1,875	1,934,040

				17,809,985

Texas–14.67%
Central Texas Regional Mobility Authority;
Series 2020 B, Ref. RB	5.00%	01/01/2045	480	501,510

Series 2021 B, RB	5.00%	01/01/2046	500	521,305

Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2021 T, RB (CEP - Texas Permanent School Fund)	4.00%	08/15/2047	910	895,740

Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	5.75%	08/15/2033	1,250	1,272,689

El Paso (City of), TX; Series 2022 A, RB	4.00%	03/01/2048	2,295	2,232,225

Forney Independent School District; Series 2022 B, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	08/15/2052	1,670	1,621,988

Harris (County of), TX Toll Road Authority (The); Series 2021, Ref. RB	4.00%	08/15/2050	965	922,626

Houston (City of), TX (United Airlines, Inc.); Series 2021 A, RB(k)	4.00%	07/01/2041	435	365,677

Houston (City of), TX Airport System (United Airlines, Inc. Terminal E); Series 2014, Ref. RB(k)	4.75%	07/01/2024	1,320	1,322,482

Houston (City of), TX Airport System (United Airlines, Inc.); Series 2018, RB(k)	5.00%	07/15/2028	375	380,121

La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB(c)(d)(g)	5.50%	08/15/2024	1,015	1,060,824

Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2022, Ref. RB	5.50%	05/15/2047	880	967,881

Matagorda (County of), TX Navigation District No. 1 (Houston Lighting & Power Co.); Series 1997, Ref. RB (INS - AMBAC)(j)(k)	5.13%	11/01/2028	5,000	5,343,154

Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB(g)(k)	4.63%	10/01/2031	2,305	2,234,153

New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.-Stoney Brook); Series 2017 B, RB	5.00%	07/01/2047	1,000	450,000

New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community);
Series 2021 A-1, RB	7.50%	11/15/2037	60	49,035

Series 2021, RB	2.00%	11/15/2061	1,616	746,563

New Hope Cultural Education Facilities Finance Corp. (Carillon Lifecare Community); Series 2016, Ref. RB	5.00%	07/01/2046	1,080	801,435

New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University); Series 2014 A, RB (INS - AGM)(j)	5.00%	04/01/2046	2,505	2,517,055

New Hope Cultural Education Facilities Finance Corp. (Jubilee Academic Center); Series 2021, Ref. RB(g)	4.00%	08/15/2051	920	700,224

New Hope Cultural Education Facilities Finance Corp. (Longhorn Village);
Series 2017, Ref. RB	5.00%	01/01/2042	370	344,981

Series 2017, Ref. RB	5.00%	01/01/2047	460	419,203

See accompanying notes which are an integral part of this schedule.

                             Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Texas–(continued)
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2027	$ 175	$169,590

Series 2018, Ref. RB	5.00%	10/01/2028	1,000	957,007

Series 2020, RB	5.25%	10/01/2055	1,870	1,490,995

North Texas Tollway Authority; Series 2015 B, RB(b)(c)(d)(h)	5.00%	01/01/2023	7,525	7,540,536

San Antonio (City of), TX; Series 2013, RB(c)(d)	5.00%	02/01/2023	2,000	2,008,381

San Antonio Independent School District; Series 2022, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	08/15/2052	3,335	3,644,167

Tarrant County Cultural Education Facilities Finance Corp.; Series 2016 A, Ref. RB(b)	5.00%	02/15/2047	2,585	2,628,613

Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. RB	5.00%	05/15/2037	1,610	1,482,110

Series 2016, Ref. RB	5.00%	05/15/2045	755	647,574

Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB (Acquired 12/19/2007; Cost $314,153)(e)(f)	5.75%	02/15/2025	335	217,750

Series 2017 A, RB (Acquired 12/15/2016; Cost $1,504,009)(e)(f)	6.38%	02/15/2048	1,490	968,500

Tarrant County Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks);
Series 2020, Ref. RB	6.63%	11/15/2041	60	57,655

Series 2020, Ref. RB	6.75%	11/15/2051	60	55,975

Series 2020, Ref. RB	6.88%	11/15/2055	60	56,479

Texas (State of) Transportation Commission; Series 2019, RB(i)	0.00%	08/01/2040	1,500	581,204

Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2015 B, Ref. RB(i)	0.00%	08/15/2036	2,650	1,427,794

Series 2015 B, Ref. RB(i)	0.00%	08/15/2037	955	484,250

Series 2015 C, Ref. RB	5.00%	08/15/2042	2,980	3,015,702

Texas (State of) Water Development Board; Series 2022, RB	5.00%	10/15/2047	2,510	2,778,010

Texas (State of) Water Development Board (State Water Implementation Fund); Series 2017 A, RB	4.00%	10/15/2035	210	216,483

Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, RB	6.25%	12/15/2026	2,875	3,004,532

Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, RB(k)	5.00%	12/31/2055	870	872,782

Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB(k)	7.00%	12/31/2038	1,150	1,177,796

Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3C); Series 2019, RB(k)	5.00%	06/30/2058	1,280	1,271,518

Travis County Cultural Education Facilities Finance Corp. (Wayside Schools); Series 2012 A, RB	5.25%	08/15/2042	5	5,004

				62,431,278

Utah–1.93%
Black Desert Public Infrastructure District; Series 2021 A, GO Bonds(g)	4.00%	03/01/2051	500	377,936

Military Installation Development Authority; Series 2021 A-2, RB	4.00%	06/01/2052	500	363,017

Salt Lake City (City of), UT;
Series 2018 A, RB(k)	5.00%	07/01/2048	1,110	1,122,552

Series 2021 A, RB(k)	5.00%	07/01/2046	620	636,602

Series 2021 A, RB(k)	5.00%	07/01/2051	335	338,960

Salt Lake City (City of), UT (Salt Lake City International Airport); Series 2017 A, RB(b)(k)	5.00%	07/01/2047	2,065	2,090,330

Utah (County of), UT (IHC Health Services, Inc.); Series 2016 B, RB	4.00%	05/15/2047	1,515	1,451,432

Utah (State of) Charter School Finance Authority (Ogden Preparatory Academy); Series 2022 A, Ref. RB	4.50%	10/15/2052	1,055	1,008,948

Utah Telecommunication Open Infrastructure Agency; Series 2022, Ref. RB	4.38%	06/01/2040	835	840,473

				8,230,250

Virginia–1.91%
Hampton Roads Transportation Accountability Commission; Series 2022 A, RB	4.00%	07/01/2052	1,560	1,502,349

Roanoke (City of), VA Economic Development Authority (Richfield Living); Series 2020, RB (Acquired 01/23/2020; Cost $245,000)(f)	5.00%	09/01/2050	245	161,193

Virginia (Commonwealth of) Small Business Financing Authority (95 Express Lanes LLC); Series 2022, Ref. RB(k)	5.00%	01/01/2037	2,560	2,636,620

Virginia (Commonwealth of) Small Business Financing Authority (I-495 Hot Lanes);
Series 2022, Ref. RB(k)	5.00%	12/31/2052	990	1,017,155

Series 2022, Ref. RB(k)	5.00%	12/31/2057	625	639,616

See accompanying notes which are an integral part of this schedule.

                             Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Virginia–(continued)
Virginia (Commonwealth of) Small Business Financing Authority (Transform 66 P3);
Series 2017, RB(k)	5.00%	12/31/2049	$ 610	$610,763

Series 2017, RB(k)	5.00%	12/31/2056	1,560	1,547,311

				8,115,007

Washington–2.53%
Kalispel Tribe of Indians; Series 2018 B, RB(g)	5.00%	01/01/2032	700	734,273

Tacoma (City of), WA; Series 2022, RB	4.00%	12/01/2047	2,070	2,006,496

Washington (State of); Series 2019 A, GO Bonds(b)	5.00%	08/01/2042	1,400	1,507,040

Washington (State of) Convention Center Public Facilities District;
Series 2018, RB	5.00%	07/01/2043	875	879,493

Series 2018, RB	5.00%	07/01/2048	625	606,883

Series 2018, RB	5.00%	07/01/2048	2,605	2,587,779

Washington (State of) Housing Finance Commission (Bayview Manor Homes);
Series 2016 A, Ref. RB(g)	5.00%	07/01/2046	325	263,566

Series 2016 A, Ref. RB(g)	5.00%	07/01/2051	270	213,034

Washington (State of) Housing Finance Commission (Social Certificates); Series 2021-1A, Revenue Ctfs.	3.50%	12/20/2035	294	263,637

Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2033	1,700	1,701,805

				10,764,006

West Virginia–0.15%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2020, Ref. RB(g)	7.50%	06/01/2043	625	648,563

Wisconsin–5.63%
Wisconsin (State of) Center District;
Series 2020 D, RB (INS - AGM)(i)(j)	0.00%	12/15/2050	4,885	1,294,054

Series 2020 D, RB (INS - AGM)(i)(j)	0.00%	12/15/2055	2,800	570,219

Series 2020 D, RB (INS - AGM)(i)(j)	0.00%	12/15/2060	18,280	2,819,275

Series 2022, RB(g)	5.25%	12/15/2061	1,280	1,280,345

Wisconsin (State of) Health & Educational Facilities Authority (Aspirus, Inc. Obligated Group);
Series 2021, RB	3.00%	08/15/2051	625	435,182

Series 2021, RB	4.00%	08/15/2051	2,085	1,846,160

Wisconsin (State of) Health & Educational Facilities Authority (Froedtert Health); Series 2022 A, Ref. RB	4.00%	04/01/2042	1,875	1,799,376

Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2024	4,565	4,575,418

Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands);
Series 2017, RB(e)(g)	6.75%	08/01/2031	685	410,536

Series 2017, RB(g)	6.75%	12/01/2042	1,595	1,332,885

Wisconsin (State of) Public Finance Authority (Explore Academy);
Series 2020 A, RB(g)	6.13%	02/01/2050	310	269,630

Series 2022 A, RB(g)	6.13%	02/01/2050	335	291,374

Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. -Central District Development); Series 2016, RB(b)(h)	5.00%	03/01/2046	2,880	3,000,478

Wisconsin (State of) Public Finance Authority (Mallard Creek Stem Academy); Series 2019 A, RB(g)	5.13%	06/15/2039	465	445,724

Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB(g)	6.38%	01/01/2048	490	301,350

Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	1,255	1,300,017

Series 2018 A, RB	5.35%	12/01/2045	1,255	1,280,899

Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	670	676,765

				23,929,687

Wyoming–0.61%
University of Wyoming; Series 2021 C, RB (INS - AGM)(j)	4.00%	06/01/2044	805	773,218

See accompanying notes which are an integral part of this schedule.

                             Invesco Advantage Municipal Income Trust II

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Wyoming–(continued)
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB(b)(c)(d)	5.00%	01/01/2027	$ 1,675	$1,822,561

				2,595,779

TOTAL INVESTMENTS IN SECURITIES(r)–165.93% (Cost $725,425,447)				705,930,938

FLOATING RATE NOTE OBLIGATIONS–(17.68)%
Notes with interest and fee rates ranging from 2.45% to 2.62% at 11/30/2022 and contractual maturities of collateral ranging from 07/01/2026 to 04/01/2056(s)				(75,205,000)

VARIABLE RATE MUNI TERM PREFERRED SHARES–(50.76)%				(215,955,127)

OTHER ASSETS LESS LIABILITIES–2.51%				10,671,445

NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$425,442,256

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SIFMA	– Securities Industry and Financial Markets Association
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Underlying security related to TOB Trusts entered into by the Trust.
(c)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2022 was $3,444,773, which represented less than 1% of the Trust’s Net Assets.

(f)	Restricted security. The aggregate value of these securities at November 30, 2022 was $6,042,052, which represented 1.42% of the Trust’s Net Assets.
(g)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2022 was $34,250,792, which represented 8.05% of the Trust’s Net Assets.

(h)

Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $29,040,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(i)	Zero coupon bond issued at a discount.
(j)	Principal and/or interest payments are secured by the bond insurance company listed.
(k)	Security subject to the alternative minimum tax.
(l)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(n)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(o)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2022.
(p)

Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2022.

(q)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(r)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(s)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2022. At November 30, 2022, the Trust’s investments with a value of $111,901,730 are held by TOB Trusts and serve as collateral for the $75,205,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

                             Invesco Advantage Municipal Income Trust II

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2022

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of November 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$705,484,000	$446,938	$705,930,938

                             Invesco Advantage Municipal Income Trust II